Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories Consist	Inventories consist of the following at:
	December 31, 2023	December 31, 2022
Inventory – finished goods	$337,873	$3,683,159
Inventory – merchandise	—	13,039
Total	$337,873	$3,696,198